Components of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended							6 Months Ended		12 Months Ended
	Jun. 30, 2018	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Taxes currently payable										$ 1,499	$ 1,498
Deferred income taxes										545	82
Income tax expense	$ 250	$ 548	$ 415	$ 369	$ 386	$ 389	$ 373	$ 448	$ 784	$ 2,044	$ 1,580